FAIR VALUE MEASURMENTS	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASURMENTS
NOTE 18:-	FAIR VALUE MEASURMENTS

The Company measured the Holdback Amount fair value by multiplying the closing market share price of the Company in the held-back number of Ordinary shares and classified it within Level 1. Hedging contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. The earn-out consideration from the DPI and SBS acquisitions are classified within Level 3, as these liabilities are valued using valuation techniques.

	December 31, 2025
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	-	2,741	-	2,741

Total financial assets	$-	$2,741	$-	$2,741

Liabilities:
Earn-out considerations	-	-	34,396	34,396

Total financial liabilities	$-	$-	$34,396	$34,396

	December 31, 2024
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	-	1,068	-	1,068

Total financial assets	$-	$1,068	$-	$1,068

Liabilities:
Holdback Amount	800	-	-	800
Earn-Out Consideration	-	-	9,018	9,018

Total financial liabilities	$800	$-	$9,018	$9,818

The table below presents the changes in the earn-out considerations related to the acquisitions of DPI and SBS, which were classified as Level 3 and measured at fair value on a recurring basis, in the year ended December 31, 2025:

Fair value at the beginning of the year	$9,018
Addition related to business combination (See Note 17)	31,187
Revaluation changes in fair value	(5,809)
Fair value at the end of the year	$34,396

The Company estimated the fair value of the DPI Earn-out Consideration by utilizing a Monte Carlo simulation. The significant assumptions used in the model mainly relate to the projected revenues and adjusted EBITDA in the remaining forecasted year, including a revenue growth rate of 15.4% and an adjusted EBITDA margin of 11.3%. Changes in the Earn-out Consideration fair value are recorded in the consolidated statements of income under Other operating income, net.

The Company estimated the fair value of the SBS Earn-out Consideration by using the Scenario-Based Method. The significant assumptions used in the scenario-based model relate to the probability of meeting the specified performance milestones, which directly impacts the expected payout under the SBS Earn-out Consideration, as well as the discount rate applied in determining the present value of such expected payouts.